Stockholders' Equity	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Stockholders' Equity
Stockholders' Equity

Note 8. Stockholders’ Equity

Common Stock

Prior to July 26, 2016, the total number of shares of common stock authorized was 20,000,000 at $0.0001 par value per share. Holders of common stock are entitled to one vote per share, and to receive dividends when, as and if declared by the Board of Directors, and, upon liquidation or dissolution, are entitled to receive all proceeds available for distribution to stockholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares.

On July 26, 2016, the Board of Directors approved to increase the number of shares of common stock authorized for issuance to 55,000,000 shares and authorized to the issuance of up to 8,772,852 shares of preferred stock with par value of $0.0001 per share, all of which were designated as Series A Preferred Stock. In addition, each outstanding share of common stock was exchanged into ten shares of common stock. The stock split also applied to any outstanding securities or rights convertible into, or exchangeable or exercisable for, common stock of the Company. Unless otherwise indicated, all share numbers, share prices and exercise prices have been adjusted to reflect the stock split on a retroactive basis.

On July 28, 2016, in connection with the Series A Preferred Stock financing and a spin-off and distribution of assets associated with Velodyne Acoustics, the Company declared a pro rata distribution to certain shareholders where its CEO received units representing a 100% interest in Velodyne Acoustics valued at approximately $3.97 million and other shareholders received a cash dividend of approximately $2.8 million in total. Following the spin-off and distribution, Velodyne Acoustics is no longer a subsidiary of the Company.

On August 1, 2016, following the stock split, the Company issued 8,772,852 shares of Series A Convertible Preferred Stock (Series A Preferred Stock) at a price of $17.0982 per share and received net proceeds of $143.3 million. In September 2016, the Company used $50.0 million of the proceeds to repurchase and retire 2,924,272 shares of common stock from certain holders of the Company’s common stock at $17.0982 per share, which was equivalent to the price paid for each share of the Series A Preferred Stock by investor in the financing.

On August 28, 2018, the Board of Directors approved to increase the authorized number of shares of common stock to 58,000,000 shares with par value of $0.0001 per share, and approved an increase of the authorized number of shares of preferred stock to 11,523,732 shares with par value of $0.0001 per share, of which 2,750,880 shares were designated as Series B preferred stock.

On September 4, 2018, the Company issued 1,375,440 shares of Series B Convertible Preferred Stock (Series B Preferred Stock) at a price of $36.3520 per share and received net proceeds of $46.8 million. In December 2018, the Company used $2.7 million of the proceeds to repurchase and retire 73,150 shares of common stock from certain holders of the Company’s common stock at $36.3520 per share, which was equivalent to the price paid for each share of the Series B Preferred Stock.

On October 11, 2019, the Board of Directors approved to increase the authorized number of shares of common stock to 67,000,000 shares with par value of $0.0001 per share, and approved a decrease of the authorized number of shares of preferred stock to 14,274,612 shares with par value of $0.0001 per share, of which 1,375,440 shares were designated as Series B preferred stock and 4,126,320 shares were designated as Series B-1 preferred stock.

There were 34,252,578 shares of the Company’s common stock issued and outstanding as of December 31, 2018, December 31, 2019 and June 30, 2020 (unaudited).

Series A Convertible Preferred Stock

On August 1, 2016, the Company entered into a share purchase agreement with two strategic investors pursuant to which the Company sold and issued to the investors 8,772,852 shares of Series A Preferred Stock at a price of $17.0982 per share. The total proceeds raised through the Series A Preferred Stock transaction was $143.3 million, net of issuance costs of $6.7 million.

Holders of the Series A Convertible Preferred Stock have a right to convert to common stock at any time. The number of converted shares is determined by dividing the original issue price by the applicable conversion price. The initial conversion price is the original issue price, but is subject to adjustment for certain dilutive issuances, splits and combinations. The Series A Preferred Stock automatically converts to common stock in the event of a qualified public offering or consent of the Series A Preferred Stock holders. The manner of settlement is an exchange of shares of common stock for converted shares of Series A Preferred Stock.

Holders of the Series A Preferred Stock are entitled to dividends when and if declared by the Board of Directors. Such dividends are noncumulative. Dividends, if any, are distributed among all holders of common stock and Series A Preferred Stock in proportion to the number of shares held by each holder if all shares of Series A Preferred Stock were converted to common stock.

The Series A Preferred Stock has a liquidation preference entitling the holders of Series A Preferred Stock to an amount per share equal to the sum of the original issue price of $17.0982 per share and any declared but unpaid dividends prior to distribution of proceeds to common stock holders as a result of a liquidation event.

Each share of Series A Preferred Stock has substantially similar voting rights as one share of common stock. In addition, the holders of Series A Preferred Stock are entitled to elect two directors of the Company.

A majority vote of the Series A Preferred Stock is required to amend, waive, alter or repeal any provision of the Company’s certificate of incorporation or bylaws so as to adversely alter or change the powers, preferences or special rights of the shares of the Series A Preferred Stock in a manner different than all preferred stock.

Series B and Series B-1 Convertible Preferred Stock

On September 4, 2018, the Company entered into a share purchase agreement with strategic investors pursuant to which the Company sold and issued to the investors 1,375,440 shares of Series B Preferred Stock at a price of

$36.3520 per share. The total proceeds raised through the Series B Preferred Stock transaction was $46.8 million, net of issuance costs of $3.2 million.

On October 25, 2019, the Company entered into a share purchase agreement with investors pursuant to which the Company sold and issued to the investors 1,375,440 shares of Series B-1 Preferred Stock at a price of $36.3520 per share. The total proceeds raised through the Series B-1 Preferred Stock transaction was $49.8 million, net of issuance costs of $0.2 million. On April 1, 2020, the Company entered into a share purchase agreement with another investor pursuant to which the Company sold and issued to the investor 550,176 shares of Series B-1 Preferred Stock at a price of $36.3520 per share, and received proceeds of $19.9 million, net of issuance costs of $0.1 million.

Holders of the Series B and Series B-1 Preferred Stock have a right to convert to common stock at any time. The number of converted shares is determined by dividing the original issue price by the applicable conversion price. The initial conversion price is the original issue price, but is subject to adjustment for certain dilutive issuances, splits and combinations.

In addition, in the event the Company closes a public offering in which the Series B and Series B-1 Preferred Stock converts into common stock on or before September 4, 2020, and in which the public offering price per share is less than $36.3520 (adjusted for stock splits if any), then the conversion price used for the Series B Preferred Stock in the public offering will be adjusted to the offering price (not to be below $23.9196). The Series B and Series B-1 Preferred Stock automatically converts to common stock in the event of a qualified public offering or consent of the holders of a majority of the then outstanding shares of preferred stock. The manner of settlement is an exchange of shares of common stock for converted shares of Series B and Series B-1 Preferred Stock.

Holders of the Series B and Series B-1 Preferred Stock are entitled to dividends when and if declared by the Board of Directors. Such dividends are noncumulative. Dividends, if any, are distributed among all holders of common stock and convertible preferred stock in proportion to the number of shares held by each holder if all shares of Convertible Preferred Stock were converted to common stock.

Each share of the Series B and Series B-1 Preferred Stock has a liquidation preference entitling the holders of Series B and Series B-1 Preferred Stock to an amount per share equal to the sum of the original issue price of $36.3520 per share and any declared but unpaid dividends, pari passu with the Series A Preferred Stock, and issuable prior to distribution of proceeds to common stock holders as a result of a liquidation event.

Each share of the Series B and Series B-1 Preferred Stock has substantially similar voting rights as one share of common stock. In addition, the holders of the Series B Preferred Stock are entitled to elect one director of the Company.

Other Features of Convertible Preferred Stock (Series A, Series B and Series B-1 Preferred Stock)

A majority vote of the convertible preferred stock, voting together as a single class, is required to, among other things, consummate certain liquidity events, amend or alter the Company’s Certification of Incorporation or Bylaws, increase or decrease the authorized shares of the preferred stock, or redeem, purchase or otherwise acquire any shares of preferred stock or common stock. Many of the foregoing protective rights are subject to certain exceptions.

Pursuant to a Voting Agreement by the Company and various investor parties thereto, certain individuals and entities have designation rights for certain directors of the Company.

The convertible preferred stock is not redeemable for cash.

Stock Incentive Plans

2007 Incentive Stock Plan

On January 3, 2008, the Board of Directors of Velodyne Acoustic, the Company’s predecessor entity, approved the 2007 Incentive Stock Plan (the “2007 Stock Plan”) and authorized a total of 10,250,000 shares of common stock for issuance. The 2007 Stock Plan provided for the granting of stock-based awards in the form of stock options and restricted stock awards (RSAs) to employees. On July 26, 2016, August 28, 2018 and October 11, 2019, the Board of Directors approved to decrease the number of shares of common stock authorized for issuance under the 2007 Stock Plan to 4,275,000, 3,904,557 and 1,404,557 shares, respectively. As of December 31, 2019 and June 30, 2020 (unaudited), there were outstanding 1,404,557 shares of common stock subject to RSAs and zero shares of common stock remaining available for future issuance under the 2007 Stock Plan.

2016 Stock Plan

On July 26, 2016, the Board of Directors approved the adoption of the 2016 Stock Plan and authorized 5,263,731 shares of the Company’s common stock for issuance under the 2016 Stock Plan. The 2016 Stock Plan provides for the direct award or sale of shares, the grant of stock options and restricted stock units (“RSUs”) to employees, directors and consultants. On October 11, 2019, the Board of Directors approved to increase the number of shares of common stock authorized for issuance under the 2016 Stock Plan to 7,763,731 shares. The number of shares of common stock available for future issuance under the 2016 Stock Plan was 4,463,046 and 3,075,537, respectively, as of December 31, 2019 and June 30, 2020 (unaudited).

Employee Stock Options, RSAs and RSUs

Pursuant to the 2007 Stock Plan, the Company granted options to certain employees to purchase shares of the Company’s common stock in 2008 and 2009. Options expire 10 years from the date of grant and vest 25 percent upon the one-year anniversary date from initial vesting date, with the remainder vesting monthly over the following three years.

In December 2015, the Company granted RSAs totaling 1,675,000 shares of common stock to two employees under the 2007 Stock Plan. The RSAs are subject to a time-based vesting condition and a market condition tied to a liquidity event requirement, both of which must be satisfied on or before the 10-year anniversary of the date of the grant in order for the RSAs to be vested and settled for shares of common stock. All shares of RSAs that do not vest on or before the 10-year anniversary of the date will be forfeited. Subject to certain terms, the RSAs provide voting rights equivalent to a common stockholder and are eligible for dividends. As of June 30, 2020, the market vesting condition tied to a liquidity event had not been met.

Beginning March 2017, the Company granted options and RSUs to certain employees, directors and consultants pursuant to the 2016 Stock Plan. Options expire in 10 years from the date of grant and typically vest 25 percent upon the one-year anniversary date from the initial vesting date, with the remainder vesting quarterly over the following three years. The RSUs are subject to a time-based vesting condition and a market condition tied to a liquidity event requirement, both of which must be satisfied on or before the 7-year anniversary of the date of the grant in order for the RSUs to be vested and settled for shares of common stock. All shares subject to RSUs that do not vest on or before the 7-year anniversary of the date will be forfeited. The RSUs typically vest 25 percent upon the one-year anniversary date from initial vesting date, with the remainder vesting quarterly over the following three years. Certain RSUs also contain performance conditions related to the Company’s product development and business performance for the performance periods specified in the RSU agreements. As of June 30, 2020, the market vesting condition tied to a liquidity event had not been met.

In May 2020, the Company granted market-based performance RSUs (PRSUs) that contain service, performance and market conditions to vest in the underlying common stock. The PRSUs vest upon the three- year anniversary date from initial vesting date and the number of shares that vests is ultimately dependent on the value of the Company’s stock at the vesting date. As of June 30, 2020, the performance vesting condition tied to a liquidity event had not been met.

A summary of the combined stock option activity under the Company’s equity plans during 2017, 2018, 2019 and the six months ended June 30, 2020 (unaudited) is as follows:

			Weighted Average
		Weighted	Remaining
		Average	Contractual Life
	Shares	Exercise Price	(Years)
Option:
Options outstanding as of December 31, 2016	2,500,000	$0.37	2.09
Granted	257,674	18.76
Forfeited	(154,341)	18.19
Options outstanding as of December 31, 2017	2,603,333	1.13	1.34
Granted	—
Forfeited	—
Options outstanding as of December 31, 2018	2,603,333	1.13	0.22
Granted	—
Forfeited	(28,125)	21.08
Expired	(2,521,875)	0.55
Options outstanding as of December 31, 2019	53,333	18.24	0.49
Granted (unaudited)	150,000	16.84
Options outstanding as of June 30, 2020 (unaudited)	203,333	17.21	3.43

A summary of RSA and RSU activities under the Company’s equity plans is as follows:

		Weighted Average
		Grant Date Fair
	Shares	Value Per Share
RSA:
RSAs outstanding as of December 31, 2016	1,675,000	$4.09
Forfeited	(270,443)	4.09
RSAs outstanding as of December 31, 2017	1,404,557	4.09
Forfeited	—
RSAs outstanding as of December 31, 2018	1,404,557	4.09
Forfeited	—
RSAs outstanding as of December 31, 2019	1,404,557	4.09
Forfeited (unaudited)	—
RSAs outstanding as of June 30, 2020 (unaudited)	1,404,557	4.09
RSU:
RSUs outstanding as of December 31, 2016	—
Granted	1,954,639	$19.74
Forfeited	(283,970)	18.58
RSUs outstanding as of December 31, 2017	1,670,669	19.94
Granted	932,444	23.73
Forfeited	(416,198)	20.40
RSUs outstanding as of December 31, 2018	2,186,915	21.47
Granted	1,473,912	28.89
Forfeited	(413,475)	24.39
RSUs outstanding as of December 31, 2019	3,247,352	24.46
Granted (unaudited)	1,073,045	16.84
Forfeited (unaudited)	(210,536)	25.82
RSUs outstanding as of June 30, 2020 (unaudited)	4,109,861	22.40
PRSU:
PRSUs outstanding as of December 31, 2019	—
Granted	375,000	$4.04
PRSUs outstanding as of June 30, 2020	375,000	4.04

Stock-Based Compensation

As of June 30, 2020, no compensation expense had been recognized for the RSAs and RSUs because the performance vesting condition was not probable of being met. At the time the performance vesting condition becomes probable, which is not until the earlier of (i) an initial public offering, or (ii) a sale event, the Company will recognize the cumulative stock-based compensation expense for the outstanding RSAs and RSUs using the accelerated attribution method based on the grant-date fair value of the RSAs and RSUs.

The Company uses the Black-Scholes option pricing model to determine the fair value of its stock option awards and uses the Monte Carlo simulation model (a binomial lattice-based valuation model) to determine the fair value of its market-based PRSUs. The Monte Carlo simulation model uses multiple input variables to determine the probability of satisfying the market condition requirements. The fair value of the PRSUs is not subject to change based on future market conditions. The determination of the fair value for stock options and PRSUs in connection with determining stock compensation expense requires judgment, including estimating the fair market value of common stock, stock-price volatility, expected term, expected dividends and risk-free interest rates. The expected volatility rates are estimated based on historical volatilities of the Company’s peers’ common stock over a period of time that approximates the expected term of the options. Due to lack of historical data on employees’ option exercises, the Company estimates the expected term of the options using the simplified method, which calculates the expected term equal to the midpoint between the vesting period and the maximum contractual term. Expected dividends are estimated based on the Company’s dividend history as well as the Company’s current projections. The risk-free interest rate for periods approximating the expected terms of the options or the PRSUs is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table sets forth the weighted average grant date fair value for options and the assumptions used as inputs for the Black-Scholes option pricing model:

	Year Ended	Six Months Ended
	December 31, 2017	June 30, 2020
Weighted average grant date fair value of options	$8.09	$6.16
Expected term, in years	5.14	5.55
Expected volatility	47.23%	39.82%
Risk-free interest rate	1.88%	0.371%
Expected dividend yield	—	—

The following table sets forth the weighted average grant date fair value for PRSUs and the assumptions used as inputs for the Monte Carlo simulation model:

Six Months Ended
June 30, 2020
Weighted average grant date fair value of PRSUs	$4.04
Expected term, in years	2.59
Expected volatility	45.00%
Risk-free interest rate	0.18%
Expected dividend yield	—

The following table presents stock-based compensation expense included in the Company’s consolidated statements of operations (in thousands):

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020
				(unaudited)
Research and development	$156	$93	$97	$48	$21
General and administrative	78	114	38	38	135
Total stock-based compensation expense	$234	$207	$135	$86	$156

The Company recognizes forfeitures as they occur. As of December 31, 2019 and June 30, 2020 (unaudited), unrecognized compensation cost related to stock options was $41,000 and $1.1 million, respectively, which was expected to be recognized over a weighted average period of 0.49 years and 3.43 years, respectively.